Description of Organization, Business Operations and Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)				6 Months Ended
	Nov. 17, 2020	Oct. 26, 2020	Oct. 22, 2020	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Jul. 31, 2021	Jan. 31, 2021
Description of Organization Business Operations and Basis of Presentation and Summary of Significant Accounting Policies Details [Line Items]
Cash							$ 655,172	$ 0
Common stock, issued and outstanding, excluding shares subject to possible redemption (in Shares)						246,381,119	500	0
GOOD WORKS ACQUISITION CORP. [Member]
Description of Organization Business Operations and Basis of Presentation and Summary of Significant Accounting Policies Details [Line Items]
Unit price (in Dollars per share)					$ 10.00
Gross proceeds from issuance	$ 20,000,000				$ 20,000,000
Percentage of assets held in the trust account					80.00%
Description of acuired pro rata interest					The public stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.00 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations.
Trust account expenses of the liquidation				$ 100,000	$ 100,000
Net intangible assets				$ 5,000,001	$ 5,000,001
Percentage of redeem public shares				100.00%	100.00%
Public per share (in Dollars per share)				50.00%	10.00%
Cash					$ 1,276,364
Expected dividend yield, percentage					0.00%
Federal depository insurance coverage				$ 250,000	$ 250,000
Common stock, issued and outstanding, excluding shares subject to possible redemption (in Shares)				4,478,000	4,478,000
Gross proceeds from overallotment (in Dollars)					$ 20,000,000
Common stock subject to possible redemption				17,000,000	17,000,000
Number of common stock into which the class of warrant or right to be converted					7,614,000
GOOD WORKS ACQUISITION CORP. [Member] | Cipher Mining Technologies Inc. [Member]
Description of Organization Business Operations and Basis of Presentation and Summary of Significant Accounting Policies Details [Line Items]
Percentage of voting interests acquire					50.00%
IPO [Member] | GOOD WORKS ACQUISITION CORP. [Member]
Description of Organization Business Operations and Basis of Presentation and Summary of Significant Accounting Policies Details [Line Items]
Unit price (in Dollars per share)			$ 10.00
Gross proceeds from issuance			$ 150,000,000
Number of over-allotment units sold (in Shares)			15,000,000
Additional number of shares purchased (in Shares)	500,000
Private Placement [Member] | GOOD WORKS ACQUISITION CORP. [Member]
Description of Organization Business Operations and Basis of Presentation and Summary of Significant Accounting Policies Details [Line Items]
Unit price (in Dollars per share)			$ 10.00
Gross proceeds from issuance			$ 2,228,000
Expected dividend yield, percentage				0.00%	0.00%
Number of over-allotment units sold (in Shares)			228,000
Public warrants issued (in Shares)					114,000
Over-Allotment Option [Member] | GOOD WORKS ACQUISITION CORP. [Member]
Description of Organization Business Operations and Basis of Presentation and Summary of Significant Accounting Policies Details [Line Items]
Unit price (in Dollars per share)				$ 10.00	$ 10.00
Gross proceeds from issuance	$ 20,000,000	$ 15,000,000
Number of over-allotment units sold (in Shares)				2,250,000	2,250,000
Additional number of shares purchased (in Shares)	500,000	1,500,000
Gross proceeds from overallotment (in Dollars)	$ 5,000,000
Over-Allotment Option [Member] | I-B Good Works LLC [Member] | GOOD WORKS ACQUISITION CORP. [Member]
Description of Organization Business Operations and Basis of Presentation and Summary of Significant Accounting Policies Details [Line Items]
Common stock, issued and outstanding, excluding shares subject to possible redemption (in Shares)	62,500
Common Class A [Member] | GOOD WORKS ACQUISITION CORP. [Member]
Description of Organization Business Operations and Basis of Presentation and Summary of Significant Accounting Policies Details [Line Items]
Common stock subject to possible redemption					17,000,000